H. Stock-Based Compensation	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
H. Stock-Based Compensation

As an integral component of a management and employee retention program designed to motivate, retain and provide incentive to the Company’s management, employees and key consultants, the Board of Directors approved the 2016 Stock Incentive Plan (the “2016 Plan”) and reserved 25,000,000 shares of common stock for issuance under the 2016 Plan. As of September 30, 2016, 25,000,000 shares were available to be granted under the 2016 Plan. The exercise price of the incentive stock options (“ISOs”) granted under the 2016 Plan must not be less than the fair market value of the common stock as determined on the date of the grant. The options may have a term up to 10 years. Options typically vest immediately or up to one year following the date of the grant.

Below is a summary of stock option activity for the last two fiscal years ended September 30:

		Weighted Average
			Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Shares	Price	Term (in years)	Value
Outstanding at 9/30/2014	11,596,591	$0.43	6.1 years	$1
Granted	775,000	$0.27		$-
Exercised	-	$-		$-
Cancelled	(207,000)	$0.90		$-
Forfeited	-	$-		$-
Outstanding at 9/30/2015	12,164,591	$0.42	5.4 years	$1
Granted	700,000	$0.23		$-
Exercised	-	$-		$-
Cancelled	(660,591)	$0.82		$-
Forfeited	-	$-		$-
Outstanding at 9/30/2016	12,204,000	$0.38	5.0 years	$1
Exercisable at 9/30/2016	12,041,498	$0.39	4.9 years	$1

Stock options granted to consultants during fiscal year 2016 and 2015 were fully vested when issued or vested over a twelve month period. Stock option expense for stock options granted to consultants was zero for fiscal year 2016 and 2015, respectively. For the fiscal years 2016 and 2015, all stock options were issued at or above fair market value of a share of common stock. The weighted-average grant-date fair value of options granted during fiscal years 2016 and 2015 was $0.19 and $0.24, respectively.

A summary of the status of non-vested shares for the fiscal years ended September 30 was:

		Weighted Average
	Number	Grant-Date
	of Shares	Fair Value
Unvested at September 30, 2014	168,752	$0.22
Granted	775,000	$0.24
Vested	(781,250)	$0.24
Forfeited	-	$-
Unvested at September 30, 2015	162,502	$0.23
Granted	700,000	$0.19
Vested	(700,000)	$0.24
Forfeited	-	$-
Unvested at September 30, 2016	162,502	$0.16

The total unrecognized compensation expense for outstanding stock options was $15,000 as of September 30, 2016, which will be recognized over a weighted average period of five months. The total fair value of shares vested during fiscal years 2016 and 2015 was $142,000 and $156,000, respectively.

The details of stock options for the fiscal year ended September 30, 2016 are as follows:

	Options Outstanding			Options Exercisable
			Weighted			Weighted
	Number	Weighted	Average	Number	Weighted	Average
Range of	Outstanding at	Average	Remaining	Exercisable at	Average	Remaining
Exercise	September 30,	Exercise	Contractual	September 30,	Exercise	Contractual
Prices	2016	Price	Life (in years)	2016	Price	Life (in years)
$0.19-$0.20	250,000	$0.19	9.42	125,000	$0.19	9.42
$0.21-$0.30	3,537,500	$0.27	5.83	3,499,998	$0.27	5.80
$0.31-$0.40	6,551,500	$0.39	4.83	6,551,500	$0.39	4.83
$0.41-$0.50	502,000	$0.45	5.24	502,000	$0.45	5.24
$0.51-$0.60	968,250	$0.59	2.75	968,250	$0.59	2.75
$0.61-$0.70	56,000	$0.68	0.04	56,000	$0.68	0.04
$0.71-$0.80	80,750	$0.76	4.23	80,750	$0.76	4.23
$0.81-$0.90	256,000	$0.90	0.78	256,000	$0.90	0.78
$0.91-$1.19	2,000	$1.19	0.58	2,000	$1.19	0.58
	12,204,000	$0.38	4.95	12,041,498	$0.39	4.89

Stock-based compensation expense recognized in the statement of operations is as follows (in thousands):

	For the fiscal year ended September 30,
	2016	2015
Research and Development Expenses	$—	$—
General and Administrative Expenses	141	178
Total Stock-based Compensation Expense	$141	$178

The fair value of the options associated with the above compensation expense was determined at the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the fiscal year ended September 30,
	2016	2015
Dividend yield	0%	0%
Unvested forfeiture rate	7.87%	5.35%
Expected volatility	117%	137%
Risk-free interest rate	1.42%	1.70%
Expected option life after shares are vested	5.27 years	5.27 years